SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical)	Jun. 01, 2026 $ / shares	May 11, 2026 $ / shares	Feb. 17, 2026	Nov. 18, 2025 $ / shares	Oct. 23, 2025 $ / shares	Aug. 07, 2025 $ / shares	Jun. 16, 2025 $ / shares	Jan. 15, 2025 $ / shares	Jul. 15, 2024 $ / shares	May 31, 2026 $ / shares	May 10, 2026 $ / shares	Jan. 30, 2026 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 € / shares	Nov. 17, 2025 $ / shares	Oct. 22, 2025 $ / shares	Aug. 06, 2025 $ / shares	Jun. 15, 2025 $ / shares	Jan. 14, 2025 $ / shares	Jul. 14, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Reverse share splits, description	1-for-2.285	1-for-20	1:4.8828125	1-for-8	1-for-10.89958	1-for-7	1-for-4.1	1-for-28.5	1-for-75
Nonadjusting Events [Member]
IfrsStatementLineItems [Line Items]
Reverse share splits, description			1:4.8828125
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.00000000558603475	$ 0.000000002443890203125								$ 0.000000002443890203125	$ 0.00000000012219451015625	$ 0.0001
Reverse share splits, description	Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 2.285:1 under the symbol “SMX,” with a new CUSIP number of G8267K216 and the new ISIN code IE000CNLGHH1. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 2.285 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 1.5 million to approximately 650. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.000000002443890203125 to $0.00000000558603475 per share	Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 20:1 under the symbol “SMX,” with a new CUSIP number of G8267K190 and the new ISIN code IE0008D7EWV5. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 20 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 12 million to approximately 614. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000012219451015625 to $0.000000002443890203125 per share
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share				$ 0.00000000002502543568	$ 0.00000000000312817946	$ 0.000000000000287	$ 0.000000000000041	$ 4.70250014886352	$ 0.165				$ 0.00000000012219451015625		$ 0.00000000000312817946	$ 0.000000000000287	$ 0.00000000000041	$ 0.00000000000001	$ 0.165	$ 0.0022
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share													0.0001
Deferred shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)													0.0001	€ 1
New deferred shares [member]
IfrsStatementLineItems [Line Items]
Par value per share													$ 0.00000000000001